Other assets and other liabilities	12 Months Ended
Dec. 31, 2019
Other assets and other liabilities [abstract]
Disclosure of other assets and other liabilities
24.	Other assets and other liabilities
Other assets

	December 31, 2019	December 31, 2018
	€	€
Current portion:
Prepayment, project related	61,651	69,542
Deferred expense, non-project related	2,466	2,202
Derivatives not designated as hedging instruments
Currency swap	56	73
Derivatives designated as hedging instruments
Foreign exchange forward contracts	1,102	580
Interest rate swap deal	362	—
Financial assets at fair value through profit or loss
Investment in listed equity instruments	6,499	5,593
Restricted cash - current	321	430
Cost to fulfill the contract obligation	8,544	3,141

Total other current assets	81,001	81,561

Non-current portion:
Prepayment, project related	43,920	44,868
Deferred expense, non-project related	44	595
Derivatives designated as hedging instruments
Interest rate swap deal	1,462	—
Financial assets at fair value through profit or loss
Convertible Bonds	3,690	—
Equity instruments designated at fair value through OCI
Investment in other equity instruments	12,423	7,931
Cost to fulfill the contract obligation	114	425
Other	1,511	1,134

Total other non-current assets	63,164	54,953

Other liabilities

	December 31, 2019	December 31, 2018
Current portion:
Derivatives not designated as hedging instruments
Currency swap	442	69
Financial liabilities at fair value through profit or loss
Contingent consideration – current portion	12,728	16,255
Derivatives	639	773
Share-based payments liabilities	327	—
Others	5,072	—

Total other current liabilities	19,208	17,097

Non-current portion:
Financial liabilities at fair value through profit or loss
Contingent consideration - non-current portion	24,080	12,653
Share-based payments liabilities	11,934	17,784
Depositary right*	2,270	—
Others	5,294	1,365

Total other non-current liabilities	43,578	31,802

*
The Group entered in to an agreement with Deutsche Bank Trust Company Americas to deposits the Group’s American depositary receipts with Deutsche Bank for 10 years. The Group has collected all deposit fees and will amortize such fees over 10 years.